Stock Options - Additional Information (Details) - USD ($)						3 Months Ended	12 Months Ended
	Dec. 07, 2021	Aug. 04, 2021	Jul. 23, 2021	Jun. 25, 2021	Jun. 14, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 15, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	3,402,555
Payments for Repurchase of Common Stock			$ 43,029		$ 4,029
Exercise Price							$ 0.42
Exercise price of warrants issued							$ 0.96
Share based payment award options vested fair value						$ 121,132	$ 121,132
Fair Value Expected Volatility Rate							172.40%
Risk Free Interest Rate							1.56%
Stock Issued During Period, Value, Stock Options Exercised	$ 500,000
Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vested , stock options outstanding								12,992,857
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				358,571
Payments for Repurchase of Common Stock				$ 43,029
Exercise price of warrants issued				$ 0.12
Intrinsic value, stock options outstanding							$ 152,800
Exercised Zero Point One Two
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			358,571		33,571
Exercise Price					$ 0.12		$ 0.12
Exercise price of warrants issued			$ 0.12
Forfeited Zero Point One Two
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period					67,144
Exercise Price					$ 0.12		0.12
Forfeited Zero Point Four Five
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period			135,000		75,000
Exercise Price			$ 0.45		$ 0.45		0.45
Forfeited One Point Three One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period			135,000		60,000
Exercise Price			$ 1.31		$ 1.31		$ 1.31
Exercised Zero Point Two Seven Five Three
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		440,000
Exercise price of warrants issued		$ 0.2753
Exercised Zero Point One Zero
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	5,000,000
Exercise Price	$ 0.10